Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Guangzhou Lvxing Organic Agricultural Products Co., Ltd [Member]
Concentration Risk [Line Items]
Revenues	$ 4,053,136	$ 3,026,072
Concentration risk, percentage	38.00%	23.00%
Huizhou Siji Green Agricultural Products Co., Ltd [Member]
Concentration Risk [Line Items]
Revenues		$ 2,297,573
Concentration risk, percentage		18.00%
Guangzhou Xianshangge Trading Co., Ltd [Member]
Concentration Risk [Line Items]
Revenues	$ 4,255,503
Concentration risk, percentage	40.00%